LEASES (Tables)	6 Months Ended
Jun. 30, 2026
LEASES
Schedule of components of lease cost

	Six Months Ended June 30,
	2026	2025
	US$	US$
Operating lease cost	4,429	9,850
Short-term lease cost	4,673	4,066
Total	9,102	13,916

Schedule of supplemental cash flow information related to leases

	Six Months Ended June 30,
	2026	2025
	US$	US$
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from operating leases	5,131	9,196
Right-of-use assets obtained in exchange for lease obligations
Operating leases	—	145

Schedule of supplemental balance sheet information related to leases

	As of June 30,	As of December 31,
	2026	2025
	US$	US$
Operating Leases
Operating lease right-of-use assets	96,879	118,845
Operating lease liabilities, current
- Operating lease liabilities-third parties	9,146	11,598
- Operating lease liabilities-related parties*	1,661	1,636
Operating lease liabilities, non-current
- Operating lease liabilities-third parties	47,653	57,576
- Operating lease liabilities-related parties	2,219	3,105
Total operating lease liabilities	60,679	73,915

* This item is included in accrued expenses and other current liabilities – related parties in the unaudited condensed consolidated balance sheets.

Schedule of weighted average remaining lease term and weighted average discount rate for operating leases

	Six Months Ended June 30,
	2026	2025
	US$	US$
Weighted-average remaining lease term
Operating leases	6.02 years	6.71 years
Weighted-average discount rate
Operating leases	6.37%	6.31%